Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36298
Entity Registrant Name	GEOPARK LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Calle 94 N° 11-30, 8o floor
Entity Address, City or Town	Bogotá,
Entity Address, Country	CO
Entity Common Stock, Shares Outstanding	51,707,198
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001464591
Auditor Name	Ernst & Young Audit S.A.S.
Auditor Location	Bogotá, Colombia
Auditor Firm ID	1522
Common shares, par value US$0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common shares, par value US$0.001 per share
Trading Symbol	GPRK
Security Exchange Name	NYSE
Series A Preferred Shares Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Shares Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Maria Catalina Escobar
Entity Address, Address Line One	Calle 94 N° 11-30, 8o floor
Entity Address, City or Town	Bogotá
Entity Address, Country	CO
Country Region	57
City Area Code	601
Local Phone Number	743 2337
Other Address [Member]
Document Information [Line Items]
Contact Personnel Name	Maurice Blanco, Esq.
Entity Address, Address Line One	450 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	450 4000